Summary of material accounting policy information - Employee benefits (Details) - Russia - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of significant accounting policies
Defined contributions to pension funds	₽ 1,439	₽ 749	₽ 679
Maximum
Summary of significant accounting policies
Percentage of defined contributions to pension funds	30.00%	30.00%	30.00%
Minimum
Summary of significant accounting policies
Percentage of defined contributions to pension funds	15.00%	15.00%	15.00%